Financial Instruments (Schedule of Gain (Loss) Recognized in Earnings for Fair Value Hedges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Derivative Instruments Line Items
Foreign Currency Forward Contracts	$ 1	$ (1)	$ (9)